Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

December 31, 2017

Dates Covered
Collections Period	12/01/17 - 12/31/17
Interest Accrual Period	12/15/17 - 01/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/17	108,066,220.80	12,677
Yield Supplement Overcollateralization Amount 11/30/17	898,745.09	0
Receivables Balance 11/30/17	108,964,965.89	12,677
Principal Payments	6,887,709.47	363
Defaulted Receivables	221,132.43	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/17	800,814.51	0
Pool Balance at 12/31/17	101,055,309.48	12,295

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	11.46%

Prepayment ABS Speed	1.15%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.77%
Weighted Average APR, Yield Adjusted	4.70%
Weighted Average Remaining Term	23.64

Delinquent Receivables:
Past Due 31-60 days	2,844,765.64	244
Past Due 61-90 days	629,347.01	56
Past Due 91-120 days	190,926.97	16
Past Due 121+ days	0.00	0
Total	3,665,039.62	316

Total 31+ Delinquent as % Ending Pool Balance	3.63%

Recoveries	159,028.49

Aggregate Net Losses/(Gains) - December 2017	62,103.94

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.68%
Prior Net Losses Ratio	0.81%
Second Prior Net Losses Ratio	1.37%
Third Prior Net Losses Ratio	0.88%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.44%

Flow of Funds	$ Amount

Collections	7,390,006.45
Advances	2,518.48
Investment Earnings on Cash Accounts	9,029.79
Servicing Fee	(90,804.14)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,310,750.58

Distributions of Available Funds
(1) Class A Interest	104,000.79
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,010,911.32
(7) Distribution to Certificateholders	169,123.47
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,310,750.58

Servicing Fee	90,804.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 12/15/17	99,379,243.18
Principal Paid	7,010,911.32
Note Balance @ 01/16/18	92,368,331.86

Class A-1
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-2
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-3
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-4
Note Balance @ 12/15/17	81,569,243.18
Principal Paid	7,010,911.32
Note Balance @ 01/16/18	74,558,331.86
Note Factor @ 01/16/18	72.8535586%

Class B
Note Balance @ 12/15/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	17,810,000.00
Note Factor @ 01/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	130,715.79
Total Principal Paid	7,010,911.32
Total Paid	7,141,627.11

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.53000%
Interest Paid	104,000.79
Principal Paid	7,010,911.32
Total Paid to A-4 Holders	7,114,912.11

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1539372
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.2563874
Total Distribution Amount	8.4103246

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.0162282
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	68.5060711
Total A-4 Distribution Amount	69.5222993

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/17	25,915.68
Balance as of 12/31/17	28,434.16
Change	2,518.48

Reserve Account
Balance as of 12/15/17	2,171,744.40
Investment Earnings	2,115.97
Investment Earnings Paid	(2,115.97)
Deposit/(Withdrawal)	-
Balance as of 01/16/18	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40